Property and equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,354	$ 2,821
Less accumulated depreciation	(796)	(331)
Property, plant and equipment, net	2,558	2,490
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,143	592
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,476	1,534
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	124	84
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35	35
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	576	576
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 0